Investment Objectives and Goals - VanEck Data Center Supply Chain ETF	Jun. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Data Center Supply Chain ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Data Center Supply Chain ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Data Center Supply Chain Index (the “Index”).